In Good Health Loan and Option Transaction (Details) - USD ($)	Dec. 12, 2018	Oct. 31, 2018	Nov. 30, 2018	May 31, 2018	May 31, 2017
In Good Health Loan and Option Transaction (Details) [Line Items]
Debt Instrument, Term	3 years
Notes, Loans and Financing Receivable, Net, Current		$ 5,000,000	$ 5,000,000	$ 0	$ 0
Note Receivable, Interest Rate, Stated Percentage		6.00%
Option Agreement, Brake-Up Fee		$ 2,500,000
Option Agreement [Member]
In Good Health Loan and Option Transaction (Details) [Line Items]
Business Combination, Consideration Transferred		47,500,000
Payments to Acquire Businesses, Gross		35,000,000
Business Combination, Consideration Transferred, Liabilities Incurred		$ 7,500,000
Debt Instrument, Term		5 years
Business Combination, Consideration Transferred, Other		$ 2,500,000
Restricted Stock [Member] | Option Agreement [Member]
In Good Health Loan and Option Transaction (Details) [Line Items]
Equity Issued in Business Combination, Fair Value Disclosure		$ 5,000,000